Shareholder Report, Holdings (Details)	May 31, 2025
Columbia Select Large Cap Value Fund - Class A [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund - Class A [Member] | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund - Class A [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class A [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class A [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class A [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class A [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class A [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class A [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class A [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Columbia Select Large Cap Value Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Select Large Cap Value Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Large Cap Value Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Select Large Cap Value Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Large Cap Value Fund - Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Select Large Cap Value Fund - Class A [Member] | Communication Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Select Large Cap Value Fund - Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Value Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Value Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class A [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Select Large Cap Value Fund - Class A [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Class C [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund - Class C [Member] | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund - Class C [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class C [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class C [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class C [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class C [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class C [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class C [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class C [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Columbia Select Large Cap Value Fund - Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Select Large Cap Value Fund - Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Large Cap Value Fund - Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Select Large Cap Value Fund - Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Large Cap Value Fund - Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Select Large Cap Value Fund - Class C [Member] | Communication Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Select Large Cap Value Fund - Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Value Fund - Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Value Fund - Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class C [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Select Large Cap Value Fund - Class C [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Institutional Class | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund - Institutional Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund - Institutional Class | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional Class | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional Class | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional Class | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional Class | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional Class | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional Class | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Columbia Select Large Cap Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Select Large Cap Value Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Large Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Select Large Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Large Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Select Large Cap Value Fund - Institutional Class | Communication Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Select Large Cap Value Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Value Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Select Large Cap Value Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Communication Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Communication Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Class R [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund - Class R [Member] | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund - Class R [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class R [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class R [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class R [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class R [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class R [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class R [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class R [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class R [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Columbia Select Large Cap Value Fund - Class R [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Select Large Cap Value Fund - Class R [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Large Cap Value Fund - Class R [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Select Large Cap Value Fund - Class R [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Large Cap Value Fund - Class R [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Select Large Cap Value Fund - Class R [Member] | Communication Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Select Large Cap Value Fund - Class R [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Value Fund - Class R [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Value Fund - Class R [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class R [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class R [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Select Large Cap Value Fund - Class R [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Class S [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund - Class S [Member] | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund - Class S [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class S [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class S [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class S [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class S [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class S [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class S [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class S [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class S [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Columbia Select Large Cap Value Fund - Class S [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Select Large Cap Value Fund - Class S [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Large Cap Value Fund - Class S [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Select Large Cap Value Fund - Class S [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Large Cap Value Fund - Class S [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Select Large Cap Value Fund - Class S [Member] | Communication Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Select Large Cap Value Fund - Class S [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Value Fund - Class S [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Value Fund - Class S [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class S [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class S [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Select Large Cap Value Fund - Class S [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%